FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Equity instruments designated at fair value through other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Equity securities and trust funds at fair value through OCI	$ 52,147	$ (94,857)	$ 43,889
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Impairment loss	0	0	0
Dividends received from equity investments at fair value through OCI	12,665	13,567	$ 10,498
Fair value through other comprehensive income | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	394,909	518,781
Fair value through other comprehensive income | Equity securities | Others
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Decrease due to payments received by residual rights	(122,988)
Fair value through other comprehensive income | Equity securities | Securities listed in Colombia
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	57,791	70,155
Fair value through other comprehensive income | Equity securities | Securities listed in foreign countries
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	6,732	5,415
Fair value through other comprehensive income | Equity securities | Securities unlisted | TELERED
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	150,943	101,988
Fair value through other comprehensive income | Equity securities | Securities unlisted | Asociacion Gremial de Instituciones Financieras Credibanco S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	87,344	99,553
Fair value through other comprehensive income | Equity securities | Securities unlisted | Compania De Procesamiento de Medios de Pago Guatemala (Bahamas), S A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	14,054	46,889
Fair value through other comprehensive income | Equity securities | Securities unlisted | Fondo Renta Fija Valor, S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	100	24,855
Fair value through other comprehensive income | Equity securities | Securities unlisted | Camara de Riesgo Central de Contraparte de Colombia S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	6,038	5,482
Fair value through other comprehensive income | Equity securities | Securities unlisted | Transacciones y Transferencias, S. A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	8,282	5,248
Fair value through other comprehensive income | Equity securities | Securities unlisted | 500 Luchadores II, L.P.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	9,181	4,811
Fair value through other comprehensive income | Equity securities | Securities unlisted | CADENALCO
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	3,638	3,908
Fair value through other comprehensive income | Equity securities | Securities unlisted | Others
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	$ 50,806	$ 150,477